Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Operating Revenues	$ 206,871		$ 207,414	$ 145,964
Operating Expenses
Cost of sales and services (exclusive of items shown separately below)	80,520		78,484	46,407
Customer operations	21,886		19,551	13,243
Corporate operations	23,615		16,251	13,809
Depreciation and amortization	38,884		43,090	31,365
Asset impairment charge			86,295
Accretion of asset retirement obligations	124		116	11
Restructuring charges	2,981	[1]
Gain on settlements, net	(2,335)	[2]
Total Operating Expenses, net	165,675		243,787	104,835
Operating Income (Loss)	41,196		(36,373)	41,129
Other Income (Expenses)
Interest expense	(11,921)		(11,993)	(5,752)
Loss on interest rate derivatives	(1,898)
Other income, net	81		105	43
Total Other Expenses, net	(13,738)		(11,888)	(5,709)
Income (Loss) Before Income Tax Expense	27,458		(48,261)	35,420
Income Tax Expense (Benefit)	11,010		(4,383)	14,477
Net Income (Loss)	16,448		(43,878)	20,943
Net Income Attributable to Noncontrolling Interests	(108)		(52)	(119)
Net Income (Loss) Attributable to Lumos Networks Corp.	$ 16,340		$ (43,930)	$ 20,824
Basic and Diluted Earnings (Loss) Per Common Share Attributable to Lumos Networks Corp. Stockholders:
Earnings (loss) per share-basic	$ 0.78		$ (2.11)
Earnings (loss) per share-diluted	$ 0.76		$ (2.11)
Weighted average shares outstanding - basic	20,958		20,815
Weighted average shares outstanding - diluted	21,407		20,815
Cash Dividends Declared per Share - Common Stock	$ 0.56		$ 0.14

[1]	In the fourth quarter of 2012, the Company announced a cost reduction plan involving an employee reduction-in-force, consolidation of certain facilities and freezing benefits under certain postretirement plans. Restructuring charges of $3.0 million were recognized in 2012 in connection with this plan (Note 12).
[2]	The net pre-tax gain on settlements was recognized in the third quarter of 2012 in connection with the settlement of outstanding matters related to a prior acquisition and the settlement of an outstanding lawsuit (Note 13).